Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Schedule of revenue from contract with customer and other income by nature

	2023	2022	2021
Collaborative research funding	1,612,953	1,422,438	2,916,308
Grants earned	29,881	—	218,330
Other service income	4,235	22,521	18,667
Total	1,647,069	1,444,959	3,153,305

Schedule of revenue from contract with customer and other income by major counterparties

	2023	2022	2021
Indivior PLC	1,612,953	1,422,438	2,916,308
Eurostars/Innosuisse	29,881	—	218,330
Other counterparties	4,235	22,521	18,667
Total	1,647,069	1,444,959	3,153,305

Schedule of geographical areas

The geographical allocation of long-lived assets is detailed as follows:

	December 31,	December 31,
	2023	2022
Switzerland	406,946	452,732
France	334	357
Total	407,280	453,089

The geographical analysis of operating costs is as follows:

	2023	2022	2021
Switzerland	11,912,110	21,933,056	18,619,123
United States of America	11,890	27,513	33,016
France	4,368	4,597	7,083
Total operating costs (note 17)	11,928,368	21,965,166	18,659,222